Leases - Analysis of the lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Balance at the beginning	$ 93,908	$ 62,569
Additions, net	47,548	54,442
Interest expense on leases (Note 13)	4,662	3,785	$ 1,668
Payments	(38,525)	(26,888)
Balance at the end	107,593	93,908	$ 62,569
Lease liabilities-current portion	42,741	28,831
Lease liabilities-non-current portion	$ 64,852	$ 65,077